ORDINARY SHARES AND STATUTORY RESERVE	6 Months Ended
Jun. 30, 2025
Ordinary Shares And Statutory Reserve
ORDINARY SHARES AND STATUTORY RESERVE

19. ORDINARY SHARES AND STATUTORY RESERVE

In January and February 2025, the Company had issued 1,678,572 and 2,107,973 Class A Ordinary Shares, par value US$0.003 per share, in connection with the Private Placement and the cashless exercise of the accompanying warrants in. The gross proceeds to the Company from the Private Placement, amounting to approximately US$2.82 million, or US$2.51 million after deducting estimated offering expenses.

On March 15, 2025, the Company had issued 23,255,814 Class A Ordinary Shares to purchase the equity interest in Too Express that is discussed in Note 1(b).

In March 2025, the Company had cancelled 1,624,910 Class A Ordinary Shares and issued 1,600,000 Class B Ordinary Shares that are discussed in Notes 1(c).

As of June 30, 2025 and December 31, 2024, Chijet Motor had issued 30,889,110 and 5,471,661 Class A ordinary shares, of which outstanding Class A ordinary shares of 30,887,525 and 5,470,076, respectively. Chijet Motor had 1,600,000 and nil issued and outstanding Class B ordinary shares as of June 30, 2025 and December 31, 2024. Share data as of June 30, 2025 and December 31, 2024 have been retroactively restated to give effect to the 1-for-30 reverse stock split and the reclassification of ordinary shares on June 28, 2024 that are discussed in Notes 1(c) and 1(d), respectively.

(a) Warrants

GT Warrants

The following table summarizes the changes in the number of warrants outstanding during the six months ended June 30, 2025:

		Weighted average	Total
	Number	unit price	price
			US$’000

Balance of warrants - December 31, 2024	148,334	$60	$8,900

Balance of warrants - June 30, 2025	148,334	$60	$8,900

Balance of warrants exercisable - June 30, 2025	148,334	$60	$8,900

On February 15, 2022, pursuant to a financial advisory agreement, Shandong Baoya issued a common stock purchase warrant to Greentree to purchase 166,667 of its shares at an exercise price of US$60.00 per share. On June 1, 2023, in connection with the closing of the Business Combination, the Company assumed the obligations of Shandong Baoya under the financial advisory agreement, by executing an assumption and amendment to the common stock purchase warrant by and among the Company, Shandong Baoya, and Greentree. In accordance with ASC 815-40, the warrants are classified as equity and the relative fair value of approximately US$22.9 million was recognized gradually over the service term from February 15, 2022 to December 31, 2022. As of December 31, 2022, US$22.9 million was recognized as additional paid-in capital. The estimated fair value was determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying ordinary shares at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and expected volatility of the price of the underlying ordinary shares. 18,333 of warrants have been exercised in 2023.

The Company used the following assumptions to estimate the fair value of warrants granted under the financial advisory agreement:

At February 15, 2022

Risk-free interest rate	1.72%
Expected volatility	60.00%
Expected term (in years)	5
Expected dividend yield	0.00%

I-Bankers Warrants

The following table summarizes the changes in the number of warrants outstanding during the six months ended June 30, 2025:

		Weighted average	Total
	Number	unit price	price
			US$’000

Balance of warrants - December 31, 2024	13,800	$360	$4,968

Balance of warrants – June 30, 2025	13,800	$360	$4,968

On December 9, 2021, JWAC issued to I-Bankers warrants to purchase 13,800 shares of its Class A common stock, exercisable at $360.00 per share (“Representative’s Warrants”), in connection with its services as the representative of the underwriters for the IPO and as a result of the full exercise of the over-allotment option. The fair value of the Representative’s Warrants was estimated to be approximately US$1.09 million (or US$78.78 per warrant) using the Black-Scholes option-pricing model. Upon completion of the Business Combination, all of the Representative’s Warrants were exchanged for a substantially similar warrant to purchase an equal number of Chijet Motor ordinary shares on the same terms and conditions as the original warrant, exercisable at $360.00 per share for five years.

The Company used the following assumptions to estimate the fair value of warrants:

At December 9, 2021

Risk-free interest rate	1.18%
Expected volatility	35.00%
Expected term (in years)	5
Expected dividend yield	0.00%

(b) Treasury stock

Chijet Inc. entered into unsecured promissory notes (“Promissory Notes”) in the principal amount of US$1.38 million and US$1.18 million with JWAC on December 5, 2022 and March 6, 2023, respectively. The Promissory Notes were non-interest bearing and payable in cash upon the earlier of the closing of the Business Combination and the date of liquidation of JWAC. According to the letter signed by JWAC and Chijet Inc. on June 1, 2023, JWAC repaid US$500,000 by delivering 1,585 shares of its Class A common stock (“JWAC Common Stock”), par value US$0.003 per share, each share valued at the Redemption Price and US$2.06 million in cash to Chijet Inc. As a result of the Share Exchange, Chijet Inc.’s investment in JWAC was changed to the investment in Chijet Motor, Chijet Inc.’s parent company. The effect in essence is that a subsidiary, Chijet Inc., holds an investment in its parent company’s (Chijet Motor) ordinary shares. According to presentation guidance in ASC 810-10-45-5, these 1,585 shares have been transferred to treasury shares of the Company.

(c) Statutory Reserves and Restricted Net Asset

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in PRC.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with PRC GAAP. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion, production, or increase in registered capital but are not distributable as cash dividends.

For the six months ended June 30, 2025 and 2024, the Company’s PRC subsidiaries did not make any appropriations to their statutory reserves. As of June 30, 2025 and December 31, 2024, the accumulated balance of the statutory reserves was US$6.66 million.

In accordance with the safety production regulations, the Company’s subsidiaries in China have to make appropriations as a special reserve which will only be used for the enhancement of safety production environment and improvement of facilities. As of June 30, 2025 and December 31, 2024, the accumulated balance of special reserves, which is included in the accumulated deficit, was approximately US$572,827 and US$585,240, respectively.

Because the Company’s entities in the PRC can only pay dividends out of distributable profits reported in accordance with PRC accounting standards, the Company’s entities in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital, statutory reserves, special reserve and additional paid-in capital of the Company’s entities in the PRC. The aggregate amount of paid-in capital and additional paid-in capital, which is the amount of net assets of the Company’s entities in the PRC not available for distribution, were US$148.30 million and US$148.31 million, as of June 30, 2025 and December 31, 2024, respectively.